Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
SEGMENT INFORMATION

Note 13 - SEGMENT INFORMATION

The Company disaggregated its revenues into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Company derives revenue from the sale of the following three items: (1) packaged software products; (2) technical support plans; and (3) software customization services.

All of the Company's long-lived assets are located in the PRC. The Company and its subsidiaries do not have long-lived assets in the United States for the reporting periods.

Revenues from products and services, and gross profit are as follows:

	For the Years Ended December 31,
	2019	2018
Segment revenue:
Packaged software products	$83,163	$-
Technical support plans	488,616	5,112,520
Software customization services	137,851	-
Total revenue from continued operations	709,630	5,112,520
Total revenue from discontinued operations	-	-

Gross profit	$466,686	$5,112,520